INCOME TAXES - Summary of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Balance at the beginning of the year	¥ 146,371	¥ 139,177	¥ 169,543
Additions of valuation allowance	168,163	46,755	63,309
Reduction of valuation allowance	(16,940)	(4,643)	(2,553)
Change of tax rate	(8,038)	(30,671)	(71,090)
Change of decrease related to subsidiary disposals and expiration	(712)	(4,247)	(20,032)
Balance at the end of the year	¥ 288,844	¥ 146,371	¥ 139,177